NOTES PAYABLE (Schedule of Notes Payable) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Amount outstanding under 2012 Credit Agreement	$ 80,820	$ 79,900	$ 0
Loans payable to various financial institutions		0	5,224
Unamortized loan discount	(488)	(607)	0
Net Loan		79,293	5,224
Bank overdraft		0	101
Loans from third party		0	98
Total notes payable	80,332	79,293	5,423
Loan payable to Encompass LLP - related party		0	1,917
Loan payable to CLCH - related party		53	53
Less current maturities of notes payable	(800)	(800)	(5,423)
Long-term portion of notes payable	79,532	78,493	0
Notes payable to Former SAE stockholders - related parties - long-term portion	12,267	0
Notes payables to related parties - current portion	0	53
Notes payable to Former Trio stockholders - current portion	500	0	1,917
Total notes payable to related parties	12,767	53	1,970
Total notes payable	$ 92,299	$ 78,546	$ 7,393